Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 27, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Calpian, Inc.
Entity Central Index Key	0001414628
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 27,200,619
Entity Common Stock, Shares Outstanding		37,481,935